THE SHAWMUT FUNDS
--------------------------------------------------------------------------------

      SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 31, 1994

      1. At a meeting of the Board of Trustees of The Shawmut Funds held on August 22, 1995, an Agreement and Plan of Reorganization (the "Reorganization Agreement") was approved between The Shawmut Funds and The Galaxy Fund, another open-end management investment company. Approval of the Reorganization Agreement was sought in connection with: (1) the transfer of substantially all of the assets and liabilities of Shawmut Growth Equity Fund, Shawmut Prime Money Market Fund, Shawmut Limited Term Income Fund, Shawmut Fixed Income Fund, Shawmut Intermediate Government Income Fund, Shawmut Connecticut Intermediate Municipal Income Fund, and Massachusetts Intermediate Municipal Income Fund, and the transfer of all the assets and liabilities of Shawmut Growth and Income Equity Fund, Shawmut Small Capitalization Equity Fund, Shawmut Connecticut Municipal Money Market Fund and Shawmut Massachusetts Municipal Money Market Fund, to corresponding investment funds of The Galaxy Fund in exchange for shares of The Galaxy Fund; and (2) the distribution of The Galaxy Fund's shares so received to shareholders of The Shawmut Funds.

      2. Please be advised that Michael M. Spencer, the portfolio manager of Shawmut Intermediate Government Income Fund from April 1993 through August 1, 1995, has been succeeded in that position by Maximillian J. Brenninkmeyer. Mr. Brenninkmeyer has also served as the portfolio manager for Shawmut Fixed Income Fund since its inception in December 1992.

      3. Please delete the section entitled "Expense Summary" in the Shawmut Income Funds-- Trust Shares Prospectus and replace it with the following:

                                                        THE SHAWMUT INCOME FUNDS
 Expense Summary                                        Trust Shares

PORTFOLIOS
--------------------------------------------------------------------------------
----------------------------------------------------
                                                  LIMITED  INTERMEDIATE
CONNECTICUT     MASSACHUSETTS
                                                   TERM      GOVERNMENT
FIXED        INTERMEDIATE     INTERMEDIATE
                                                  INCOME      INCOME
INCOME          MUNICIPAL        MUNICIPAL
                                                   FUND        FUND
FUND         INCOME FUND**    INCOME FUND**
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)          None             None
None             None*           None*
    Maximum Sales Load Imposed on Reinvested
      Dividends (as a percentage of offering
      price)                                       None             None
None             None             None
    Contingent Deferred Sales Charge (as a
      percentage of original purchase price
      or redemption proceeds as applicable)        None             None
None             None             None
    Redemption Fee (as a percentage of
      amount
      redeemed, if applicable)                     None             None
None             None             None
    Exchange Fee                                   None             None
None             None             None
  ANNUAL TRUST SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)          0.62%            0.65%
0.63%            0.01%           0.02%
    Shareholder Servicing Fee                      None             None
None             None             None
    12b-1 Fees(2)                                  None             None
None             0.00%           0.00%
    Total Other Expenses (after fee waivers
      and/or
      expense reimbursements)(3)                   0.54%            0.46%
0.35%            0.50%           0.50%
    Total Trust Shares Operating Expenses
      (after fee waivers and/or expense
      reimbursements)(4)                           1.16%            1.11%
0.98%            0.51%           0.52%

(1) The maximum management fee is 0.70% for the Connecticut Intermediate Municipal Income Fund and Massachusetts Intermediate Municipal Income Fund; and 0.80% for Trust Shares of Fixed Income Fund, Intermediate Government Income Fund, and Limited Term Income Fund.

(2) The Connecticut Intermediate Municipal Income Fund and Massachusetts Intermediate Municipal Income Fund do not intend to accrue or pay 12b-1 fees until either a separate class of shares has been created for fiduciary investors for those Funds or a determination is made that such investors will be subject to 12b-1 fees. The Connecticut Intermediate Municipal Income Fund and Massachusetts Intermediate Municipal Income Fund can pay up to 0.50% of its average daily net assets as a 12b-1 fee to its distributor.

(3) Other expenses for Trust Shares have been reduced to reflect the voluntary waiver of fees by that Fund's custodian; and reimbursement by the adviser for the Connecticut Intermediate Municipal Income Fund and the Massachusetts Intermediate Municipal Income Fund.

(4) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses of the Trust Shares are 3.30% for the Connecticut Intermediate Municipal Income Fund; 3.10% for the Massachusetts Intermediate Municipal Income Fund; 1.17% for the Fixed Income Fund; 1.29% for the Intermediate Government Income Fund; and 1.37% for the Limited Term Income Fund.

 * Shares of these funds purchased by or for accounts in which the trust department of Shawmut Bank, N.A., or its affiliates, serve in a fiduciary or agency capacity are sold without a sales load. Other purchasers pay a sales load of up to 2.00% of the public offering price, as described in the Income Funds--Investment Shares prospectus.

** Connecticut Intermediate Municipal Income Fund and Massachusetts
   Intermediate Municipal Income Fund currently sell their shares without class designation.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:


1 Year     3 Years    5 Years    10 Years

------     -------    -------    --------
Limited Term Income Fund........................................................
$12        $37        $64       $141
Intermediate Government Income Fund.............................................
$11        $35        $61       $135
Fixed Income Fund...............................................................
$10        $31        $54       $120
Connecticut Intermediate Municipal Income Fund..................................
$ 5        $16        $29       $ 64
Massachusetts Intermediate Municipal Income Fund................................
$ 5        $17        $29       $ 65

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Trust Shares of the Income Funds. Fixed Income Fund, Intermediate Government Income Fund, and Limited Term Income Fund also offer another class of shares called Investment Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to .50 of 1% of average net assets. See "Other Classes of Shares."

      4. Please delete the section entitled "Expense Summary" in the Shawmut Income Funds-- Investment Shares Prospectus and replace it with the following:

                                                        THE SHAWMUT INCOME FUNDS
Expense Summary                                         Investment Shares


PORTFOLIOS
--------------------------------------------------------------------------------
----------------------------------------------------

CONNECTICUT
                                                           LIMITED
INTERMEDIATE                      INTERMEDIATE
                                                            TERM
GOVERNMENT          FIXED          MUNICIPAL
                                                           INCOME
INCOME           INCOME           INCOME
                                                            FUND
FUND             FUND             FUND*
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)                     2.00%
2.00%            2.00%            2.00%
    Maximum Sales Load Imposed on Reinvested
      Dividends
      (as a percentage of offering price)                      None
None             None             None
    Contingent Deferred Sales Charge (as a percentage
      of
      original purchase price or redemption proceeds
      as applicable)                                           None
None             None             None
    Redemption Fee (as a percentage of amount
      redeemed,
      if applicable)                                           None
None             None             None
    Exchange Fee                                               None
None             None             None
  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)                     0.62%
0.65%            0.63%            0.01%
    Shareholder Servicing Fee                                  None
None             None             None
    12b-1 Fees(2)                                             0.25%
0.25%            0.25%            0.00%
    Total Other Expenses (after fee
      waivers and/or expense reimbursements)(3)               0.54%
0.46%            0.35%            0.50%
    Total Investment Shares Operating Expenses (after
      fee
      waivers and/or expense reimbursements)(4)               1.41%
1.36%            1.23%            0.51%

--------------------------------------------------------------------------------
----------------------------------------------------
                                                        MASSACHUSETTS
                                                        INTERMEDIATE
                                                          MUNICIPAL
                                                           INCOME
                                                            FUND*
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)                     2.00%
    Maximum Sales Load Imposed on Reinvested
      Dividends
      (as a percentage of offering price)                      None
    Contingent Deferred Sales Charge (as a percentage
      of
      original purchase price or redemption proceeds
      as applicable)                                           None
    Redemption Fee (as a percentage of amount
      redeemed,
      if applicable)                                           None
    Exchange Fee                                               None
  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)                     0.02%
    Shareholder Servicing Fee                                  None
    12b-1 Fees(2)                                             0.00%
    Total Other Expenses (after fee
      waivers and/or expense reimbursements)(3)               0.50%
    Total Investment Shares Operating Expenses (after
      fee
      waivers and/or expense reimbursements)(4)               0.52%

(1) The maximum management fee is 0.70% for Connecticut Intermediate Municipal Income Fund and Massachusetts Intermediate Municipal Income Fund; and 0.80% for Investment Shares of the Fixed Income Fund, Intermediate Government Income Fund, and Limited Term Income Fund.

(2) The 12b-1 fee for Investment Shares have been reduced to reflect the voluntary waiver of fees by that Fund's distributor. As of the date of this prospectus, neither the Connecticut Intermediate Municipal Income Fund nor the Massachusetts Intermediate Municipal Income Fund intend to accrue or pay 12b-1 fees until either a separate class of shares has been created for certain fiduciary investors for these portfolios or a determination is made that such investors will be subject to the 12b-1 fees. The Income Funds can pay up to 0.50% as a 12b-1 fee to the distributor.

(3) Other expenses have been reduced to reflect the voluntary waiver of fees by that Fund's custodian; and reimbursement by the adviser for the Connecticut Intermediate Municipal Income Fund and the Massachusetts Municipal Income Fund.

(4) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses of Investment Shares are 3.30% for the Connecticut Intermediate Municipal Income Fund; 3.10% for the Massachusetts Intermediate Municipal Income Fund; 1.67% for the Fixed Income Fund; 1.79% for the Intermediate Government Income Fund; and 1.87% for the Limited Term Income Fund.

 *Connecticut Intermediate Municipal Income Fund and Massachusetts Intermediate
  Municipal Income Fund currently sell their shares without class designation.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:


1 Year     3 Years    5 Years   10 Years

------     -------    -------   --------
Limited Term Income Fund........................................................
$34        $64        $96       $186
Intermediate Government Income Fund.............................................
$34        $62        $93       $180
Fixed Income Fund...............................................................
$32        $58        $86       $166
Connecticut Intermediate Municipal Income Fund..................................
$25        $36        $48       $ 83
Massachusetts Intermediate Municipal Income Fund................................
$25        $36        $48       $ 84

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Investment Shares of the Income Funds. Fixed Income Fund, Intermediate Government Income Fund, and Limited Term Income Fund also offer another class of shares called Trust Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to .50 of 1% of average net assets. See "Other Classes of Shares."

      5. Please delete the section entitled "Expense Summary" in the Shawmut Equity Funds--Trust Shares Prospectus and replace it with the following:

                                                        THE SHAWMUT EQUITY FUNDS
 Expense Summary                                        Trust Shares

--------------------------------------------------------------------------------
----------------------------------------------------

PORTFOLIOS
--------------------------------------------------------------------------------
----------------------------------------------------

GROWTH AND                           SMALL

INCOME           GROWTH       CAPITALIZATION

EQUITY           EQUITY           EQUITY

FUND             FUND             FUND
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)
None             None             None
    Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price)
None             None             None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None             None             None
    Redemption Fee (as a percentage of amount redeemed, if applicable)
None             None             None
    Exchange Fee
None             None             None
  ANNUAL TRUST SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)
0.82%            0.53%            0.76%
    Shareholder Servicing Fee
None             None             None
    12b-1 Fees
None             None             None
    Total Other Expenses (after fee waivers and/or expense
      reimbursements)(2)
0.26%            0.70%            0.34%
    Total Trust Shares Operating Expenses (after fee waivers
      and/or expense reimbursements)(3)
1.08%            1.23%            1.10%

(1) The maximum management fee for Trust Shares is 1.00%.

(2) Other expenses for Trust Shares have been reduced to reflect the voluntary waiver of fees by that Fund's custodians; and reimbursement of expenses by the investment adviser for the Growth Equity Fund.

(3) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses for Trust Shares are 1.27% for the Growth and Income Equity Fund; 2.19% for the Growth Equity Fund; and 1.36% for the Small Capitalization Equity Fund.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:

                                                                            1
year     3 years    5 years    10 years
                                                                            ----
--     -------    -------    --------
Growth and Income Equity Fund............................................
$11        $34        $60        $132
Growth Equity Fund.......................................................
$13        $39        $68        $149
Small Capitalization Equity Fund.........................................
$11        $35        $61        $134

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Trust Shares of the Equity Funds. The Equity Funds also offer another class of shares called Investment Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to .50 of 1% of average net assets. See "Other Classes of Shares."

      6. Please delete the section entitled "Expense Summary of the Shawmut Equity Funds--Investment Shares Prospectus and replace it with the following:

                                                        THE SHAWMUT EQUITY FUNDS
 Expense Summary                                               Investment Shares

--------------------------------------------------------------------------------
----------------------------------------------------

PORTFOLIOS
--------------------------------------------------------------------------------
----------------------------------------------------

GROWTH AND                         SMALL

INCOME           GROWTH  CAPITALIZATION

EQUITY           EQUITY          EQUITY

FUND             FUND             FUND
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)
4.00%            4.00%         4.00%
    Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price)
None             None          None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None             None          None
    Redemption Fee (as a percentage of amount redeemed, if applicable)
None             None          None
    Exchange Fee
None             None             None
  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)
0.82%            0.53%         0.76%
    Shareholder Servicing Fee
None             None          None
    12b-1 Fees(2)
0.25%            0.25%         0.25%
    Total Other Expenses (after fee waivers and/or expense reimbursements)(3)
0.26%            0.70%         0.34%
    Total Investment Shares Operating Expenses (after fee waivers and/or expense reimbursements)(4)
1.33%            1.48%         1.35%

(1) The maximum management fee for Investment Shares is 1.00%.

(2) The 12b-1 fees for the Investment Shares have been reduced to reflect the voluntary waiver of fees by that Fund's distributor. The Equity Funds can pay up to 0.50% of the average daily net assets of Investment Shares as a 12b-1 fee to the distributor.

(3) Other expenses for Investment Shares have been reduced to reflect the voluntary waiver of fees by that Fund's custodian; and reimbursement of expenses by the investment adviser for the Growth Equity Fund.

(4) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses for Investment Shares are 1.77% for the Growth and Income Equity Fund; 2.69% for the Growth Equity Fund; 1.86% for the Small Capitalization Equity Fund.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:


1 Year     3 Years    5 Years   10 Years

------     -------    -------   --------
Growth and Income Equity Fund...................................................
$53        $80       $110       $194
Growth Equity Fund..............................................................
$54        $85       $118       $210
Small Capitalization Equity Fund................................................
$53        $81       $111       $196

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Investment Shares of the Equity Funds. The Equity Funds also offer another class of shares called Trust Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to .50 of 1% of average net assets. See "Other Classes of Shares."

      7. Please delete the section entitled "Expense Summary" in the Shawmut Money Market Funds--Trust Shares Prospectus and replace it with the following:

                                                  THE SHAWMUT MONEY MARKET FUNDS
 Expense Summary                                  Trust Shares

--------------------------------------------------------------------------------
----------------------------------------------------

PORTFOLIOS
--------------------------------------------------------------------------------
----------------------------------------------------

PRIME         CONNECTICUT     MASSACHUSETTS

MONEY          MUNICIPAL        MUNICIPAL

MARKET        MONEY MARKET     MONEY MARKET

FUND             FUND             FUND*
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)
None             None             None
    Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price)
None             None             None
    Contingent Deferred Sales Charge (as a percentage of original purchase price
      or redemption proceeds as applicable)
None             None             None
    Redemption Fee (as a percentage of amount redeemed, if applicable)
None             None             None
    Exchange Fee
None             None             None
  ANNUAL TRUST SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)
0.29%            0.34%            0.18%
    Shareholder Servicing Fee
None             None             None
    12b-1 Fees(2)
None             None             0.00%
    Total Other Expenses (after fee waivers
      and/or expense reimbursements)(3)
0.17%            0.23%            0.39%
    Total Trust Shares Operating Expenses (after fee waivers
      and/or expense reimbursements)(4)
0.46%            0.57%            0.57%

(1) The maximum management fee for Trust Shares is .50%.

(2) The Massachusetts Municipal Money Market Fund does not intend to accrue or pay 12b-1 fees until either a separate class of shares has been created for certain fiduciary investors or a determination is made that such investors will be subject to 12b-1 fees. Massachusetts Municipal Money Market Fund can pay up to 0.50% of its average daily net assets as a 12b-1 fee to its distributor.

(3) Other expenses for Trust Shares have been reduced to reflect the voluntary waiver of fees by that Fund's custodian; the voluntary reimbursement by the adviser for the Massachusetts Municipal Money Market Fund and the Connecticut Municipal Money Market Fund.

(4) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses for Trust Shares are 0.68% for the Prime Money Market Fund; 0.78% for the Connecticut Municipal Money Market Fund; and 1.06% for the Massachusetts Municipal Money Market Fund.

 * Massachusetts Municipal Money Market Fund currently sells its shares without class designation.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:

                                                                            1
year     3 years    5 years    10 years
                                                                            ----
--     -------    -------    --------
Prime Money Market Fund..................................................     $5
$15        $26        $58
Connecticut Municipal Money Market Fund..................................     $6
$18        $32        $71
Massachusetts Municipal Money Market Fund................................     $6
$18        $32        $71

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Trust Shares of the Money Market Funds. Connecticut Municipal Money Market Fund and Prime Money Market Fund also offer another class of shares called Investment Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to 0.50 of 1% of average net assets. See "Other Classes of Shares."

      8. Please delete the section entitled "Expense Summary" in the Shawmut Money Market Funds--Investment Shares Prospectus and replace it with the following:

                                                  THE SHAWMUT MONEY MARKET FUNDS
 Expense Summary                                  Investment Shares

--------------------------------------------------------------------------------
----------------------------------------------------

PORTFOLIOS

CONNECTICUT     MASSACHUSETTS

PRIME          MUNICIPAL        MUNICIPAL

MONEY            MONEY            MONEY

MARKET FUND      MARKET FUND     MARKET FUND*
--------------------------------------------------------------------------------
----------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)
None             None             None
    Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price)
None             None             None
    Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None             None             None
    Redemption Fee (as a percentage of amount redeemed, if applicable)
None             None             None
    Exchange Fee
None             None             None
  ANNUAL INVESTMENT SHARES OPERATING EXPENSES
    (As a percentage of average net assets)
    Management Fee (after fee waivers)(1)
0.29%            0.34%            0.18%
    Shareholder Servicing Fee
None             None             None
    12b-1 Fees(2)
0.25%            0.25%            0.00%
    Total Other Expenses (after fee waivers and/or expense
      reimbursements)(3)
0.17%            0.23%            0.39%
    Total Investment Shares Operating Expenses (after fee waivers and/or expense reimbursements)(4)
0.71%            0.82%            0.57%

(1) The maximum management fee for Investment Shares is 0.50%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver by that Fund's distributor. Both the Prime Money Market Fund and Connecticut Municipal Money Market Fund can pay up to 0.50% of the average daily net assets of Investment Shares as a 12b-1 fee to the distributor. The Massachusetts Municipal Money Market Fund does not intend to accrue or pay 12b-1 fees until either a separate class of shares has been created for certain fiduciary investors or a determination is made that such investors will be subject to the 12b-1 fees. The Massachusetts Municipal Money Market Fund can pay up to 0.50% of the average daily net assets as a 12b-1 fee to the distributor.

(3) Other expenses for Investment Shares have been reduced to reflect the voluntary waiver of fees by that Fund's custodian; the voluntary reimbursement by the adviser for the Massachusetts Municipal Money Market Fund and the Connecticut Municipal Money Market Fund.

(4) Absent the voluntary waivers and reimbursements explained in the above footnotes, which can be terminated at any time, the Operating Expenses of Investment Shares are 1.18% for the Prime Money Market Fund; 1.28% for the Connecticut Municipal Money Market Fund; and 1.06% for the Massachusetts Municipal Money Market Fund.

 *Massachusetts Municipal Money Market Fund currently sells its shares without class designation.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Administration" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of the following periods:

                                                                            1
year     3 years    5 years    10 years
                                                                            ----
--     -------    -------    --------
Prime Money Market Fund..................................................     $7
$23        $40        $88
Connecticut Municipal Money Market Fund..................................     $8
$26        $46        $101
Massachusetts Municipal Money Market Fund................................     $6
$18        $32        $71

THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Investment Shares of the Money Market Funds. Prime Money Market Fund and Connecticut Municipal Money Market Fund also offer another class of shares called Trust Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Investment Shares are subject to a 12b-1 fee of up to .50 of 1% of average net assets. See "Other Classes of Shares."

                                                                 October 2, 1995


      FEDERATED SECURITIES CORP.
      ---------------------------------------------

      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

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